Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (2,357,231)		$ (2,049,897)	[1]	$ (1,181,875)	[1]
Adjustments to reconcile net loss to net cash flows:
Depreciation and amortization	52,724		55,719	[2]	115,445	[2]
Warranty provisions	89,480		34,710	[2]	66,158	[2]
Impairment of inventory (NRV)	155,958		89,744	[2]	146,550	[2]
Impairment of property, plant, and equipment, vehicles under operating leases, and intangible assets, net of reversals	1,049,851		622,092	[2]	339,568	[2]
Finance income	(8,996)		(23,879)	[2]	(32,329)	[2]
Finance expense	385,190		341,182	[2]	213,242	[2]
Fair value changes - Earn-out rights and Class C shares	(23,391)		(129,124)	[1]	(465,168)	[1]
Income tax benefit	(3,692)		(9,166)	[2]	(9,452)	[2]
Share of losses in associates	49,145		4,970	[2]	43,304	[2]
Gain on sale of asset grouping	0		0	[2]	(16,334)	[2]
Net losses on derecognition and disposal of property, plant and equipment and intangible assets	31,433		5,606	[2]	10,892	[2]
Litigation provisions, net of insurance	3,344		(2,345)	[2]	25,676	[2]
Other provisions	73,566		13,426	[2]	19,890	[2]
Exchange rate (income) loss, net	(65,753)		62,386	[2]	(10,449)	[2]
Other non-cash expense and income	38,337		20,339	[2]	(8,945)	[2]
Changes in operating assets and liabilities:
Inventories	292,229		(255,370)	[2]	(358,392)	[2]
Contract liabilities	1,587		(32,286)	[2]	77,424	[2]
Trade and other receivables, prepaid expenses, and other assets	(134,054)		85,022	[2]	(156,860)	[2]
Trade payables, accrued expenses, and other liabilities	(170,203)		464,887	[2]	(488,842)	[2]
Restricted deposits	(25,433)		(9,412)	[2]	0	[2]
Interest received	9,135		21,120	[2]	32,280	[2]
Interest paid	(336,972)		(292,770)	[2]	(220,147)	[2]
Taxes paid	(21,243)		(8,163)	[2]	(35,477)	[2]
Cash used for operating activities	(914,989)		(991,209)	[2]	(1,893,841)	[2]
Cash flows from investing activities
Additions to property, plant, and equipment	(158,713)		(147,894)	[2]	(137,400)	[2]
Additions to intangible assets	(296,079)		(209,101)	[2]	(435,584)	[2]
Additions to investment in associates	(63,700)		(34,300)	[2]	0	[2]
Additions to other non-current assets	(7,203)		(21,300)	[2]	0	[2]
Proceeds from sale of property, plant and equipment	5,017		33	[2]	1,779	[2]
Proceeds from sale of asset grouping	0		0	[2]	153,586	[2]
Cash used for investing activities	(520,678)		(412,562)	[2]	(417,619)	[2]
Cash flows from financing activities
Changes in restricted deposits	0		0	[2]	(1,906)	[2]
Proceeds from short-term loans and borrowings	4,154,620		3,411,263	[2]	3,273,888	[2]
Proceeds from long-term loans and borrowings	191,322		938,474	[2]	1,381,738	[2]
Repayments of loans and borrowings	(3,117,438)		(2,889,899)	[2]	(2,553,008)	[2]
Proceeds from equity issuance	498,343		0	[2]	0	[2]
Proceeds from related party capital contribution	0		0	[2]	25,565	[2]
Repayments of lease liabilities	(33,752)		(35,646)	[2]	(21,916)	[2]
Cash provided by financing activities	1,693,095		1,424,192	[2]	2,104,361	[2]
Effect of foreign exchange rate changes on cash and cash equivalents	162,635		(49,448)	[2]	1,486	[2]
Net increase (decrease) in cash and cash equivalents	420,063		(29,027)	[2]	(205,613)	[2]
Cash and cash equivalents at the beginning of the period	739,237	[3]	768,264	[2]	973,877	[2]
Cash and cash equivalents at the end of the period	$ 1,159,300		$ 739,237	[3]	$ 768,264	[2]

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[3]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).